Derivative Instruments and Hedging Activities - Interest Rate Swap Agreements (Detail) $ in Thousands, € in Millions	9 Months Ended
	Sep. 30, 2016 USD ($)	Sep. 30, 2016 EUR (€)
Minimum [Member]
Derivative [Line Items]
Variable interest rate on Debt	0.30%
Maximum [Member]
Derivative [Line Items]
Variable interest rate on Debt	2.80%
Interest rate swap agreements [Member]
Derivative [Line Items]
Fair Value /Carrying Amount of Assets (Liability)	$ (129,148)
Interest rate swap agreements [Member] | Minimum [Member]
Derivative [Line Items]
Variable interest rate on Debt	0.30%
Interest rate swap agreements [Member] | Maximum [Member]
Derivative [Line Items]
Variable interest rate on Debt	2.80%
United States Dollar-denominated interest rate swaps 1 [Member] | LIBOR [Member]
Derivative [Line Items]
Principal amount	$ 90,000
Carrying Amount of Assets (Liability)	$ (7,151)
Weighted-Average Remaining Term (Years)	1 year 10 months 24 days
Fixed Interest Rate	4.90%	4.90%
United States Dollar-denominated interest rate swaps 2 [Member] | LIBOR [Member]
Derivative [Line Items]
Principal amount	$ 100,000
Carrying Amount of Assets (Liability)	$ (2,356)
Weighted-Average Remaining Term (Years)	3 months 18 days
Fixed Interest Rate	5.30%	5.30%
United States Dollar-denominated interest rate swaps 3 [Member] | LIBOR [Member]
Derivative [Line Items]
Principal amount	$ 156,250
Carrying Amount of Assets (Liability)	$ (34,865)
Weighted-Average Remaining Term (Years)	12 years 3 months 18 days
Fixed Interest Rate	5.20%	5.20%
United States Dollar-denominated interest rate swaps 4 [Member] | LIBOR [Member]
Derivative [Line Items]
Principal amount	$ 53,557
Carrying Amount of Assets (Liability)	$ (2,079)
Weighted-Average Remaining Term (Years)	4 years 9 months 18 days
Fixed Interest Rate	2.80%	2.80%
United States Dollar-denominated interest rate swaps 5 [Member] | LIBOR [Member]
Derivative [Line Items]
Principal amount	$ 320,000
Carrying Amount of Assets (Liability)	$ (30,358)
Weighted-Average Remaining Term (Years)	1 year 3 months 18 days
Fixed Interest Rate	3.40%	3.40%
United States Dollar-denominated interest rate swaps 6 [Member] | LIBOR [Member]
Derivative [Line Items]
Principal amount	$ 110,500
Carrying Amount of Assets (Liability)	$ (1,708)
Weighted-Average Remaining Term (Years)	2 years 3 months 18 days
Fixed Interest Rate	1.70%	1.70%
United States Dollar-denominated interest rate swaps 7 [Member] | LIBOR [Member]
Derivative [Line Items]
Principal amount	$ 197,629
Carrying Amount of Assets (Liability)	$ (9,718)
Weighted-Average Remaining Term (Years)	9 years 2 months 12 days
Fixed Interest Rate	2.30%	2.30%
Euro-denominated interest rate swaps [Member]
Derivative [Line Items]
Reduced principal amount denominated interest rate swaps	$ 78,800	€ 70.1
Euro-denominated interest rate swaps [Member] | EURIBOR [Member]
Derivative [Line Items]
Principal amount	238,652
Carrying Amount of Assets (Liability)	$ (40,913)
Weighted-Average Remaining Term (Years)	4 years 2 months 12 days
Fixed Interest Rate	3.10%	3.10%